Fixed Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property, Plant and Equipment [Abstract]
Capital leases, asset gross			¥ 201
Capital leases, accumulated depreciation			201
Fixed assets, depreciation expense	¥ 5,600	$ 799	¥ 3,700	¥ 3,800